Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2014	22,379,177
Balance at Dec. 31, 2014	$ 18,162,347	$ 2,578,380	$ 1,393,202	$ (204,852)	$ (21,185,121)	$ 743,956
Statement Line Items [Line Items]
Profit (loss) for the year					2,532,057	2,532,057
Other comprehensive income (loss)				(157,358)		(157,358)
Private Placement (in shares)	5,000,000
Private Placement	$ 500,000					500,000
Warrants issuance	$ (70,230)		70,230
Warrants exercise (in shares)	1,700,000
Warrants exercise	$ 236,300		(23,800)			212,500
Stock option exercise (in shares)	439,166
Stock option exercise	$ 98,971	(34,380)				64,591
Share-based payment charged to operations		151,038				151,038
Balance (in shares) at Dec. 31, 2015	29,518,343
Balance at Dec. 31, 2015	$ 18,927,388	2,695,038	1,439,632	(362,210)	(18,653,064)	4,046,784
Statement Line Items [Line Items]
Profit (loss) for the year					64,247	64,247
Other comprehensive income (loss)				60,173		60,173
Warrants exercise (in shares)	5,711,683
Warrants exercise	$ 2,904,840		(683,578)			2,221,262
Stock option exercise (in shares)	299,166
Stock option exercise	$ 82,494	(29,927)				52,567
Expired Warrant		756,054	(756,054)
Balance (in shares) at Dec. 31, 2016	35,529,192
Balance at Dec. 31, 2016	$ 21,914,722	3,421,165		(302,037)	(18,588,817)	6,445,033
Statement Line Items [Line Items]
Profit (loss) for the year					(6,261,382)	(6,261,382)
Other comprehensive income (loss)				(1,410)		(1,410)
Share-based payment charged to operations		371,513				371,513
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	$ 3,792,678		$ (303,447)	$ (24,850,199)	$ 553,754